Other Finance Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Finance Cost [Abstract]
Disclosure of Detailed Information About Finance Costs

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Interest on bank loans	—	1,307
Interest on lease liabilities	1,034	1,660
Changes in the carrying amount of put option liabilities	322	325
	1,356	3,292

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Interest on bank loans (Note 21(c))	—	—	525
Interest on lease liabilities (Note 21(c))	3,574	2,853	2,276
Changes in the carrying amount of put option liabilities (Note 21(c))	628	637	650
	4,202	3,490	3,451